Note 15 - Supplemental Disclosures With Respect to Cash Flows (Details Textual)	12 Months Ended
	Mar. 31, 2026 CAD ($) shares	Mar. 31, 2025 CAD ($) shares	Mar. 31, 2024 CAD ($) shares
Statement Line Items [Line Items]
Adjustments for increase (decrease) in accounts payable and accrued liabilities	$ 396,586	$ 41,995	$ 341,831
Adjustments for prepaid expenses and deposits, exploration and evaluation assets	$ 47,909
Increase in number of shares outstanding, exercise of warrants (in shares) | shares	2,024,988
Increase (decrease) through exercise of warrants, equity	$ 5,589,650		$ 187,872
Number of share options exercised in share-based payment arrangement	129,087	(0)	36,000
Increase (decrease) through exercise of options, equity	$ 299,949		$ 131,400
Issue of equity, RSUs redeemed	0	$ 0
Increase (decrease) through share-based payment transactions, equity	1,237,739	$ 872,879	$ 910,700
Increase (decrease) in number of shares outstanding, acquisition of exploration and evaluation assets (in shares) | shares		1,836,416	29,900
Acquisition of exploration and evaluation assets	$ 225,000	$ 6,866,449	$ 235,600
Long term prepaid exploration and evaluation		$ 138,823
Increase (decrease) in number of shares outstanding, issued for services (in shares) | shares			30,900
Issue of equity, shares issued for services			$ 187,872
Underwriter/agent warrants [member]
Statement Line Items [Line Items]
Class of warrant or right, granted (in shares) | shares	98,892
Class of warrant or right, granted, value	$ 115,600
Agent warrants [member]
Statement Line Items [Line Items]
Class of warrant or right, granted (in shares) | shares		162,781
Class of warrant or right, granted, value		$ 201,500
Warrants issued in public offering [member]
Statement Line Items [Line Items]
Class of warrant or right, granted (in shares) | shares			40,000
Class of warrant or right, granted, value			$ 270,400
Restricted share units [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, share-based payment transactions (in shares) | shares	51,193
Option expired or forfeited [member]
Statement Line Items [Line Items]
Number of share options forfeited or expired in share-based payment arrangement (in shares) | shares	223,514
Increase (decrease) through share-based payment transactions, equity	$ 736,783
Share issue costs [member]
Statement Line Items [Line Items]
Adjustments for increase (decrease) in accounts payable and accrued liabilities	159,486
Capital reserve [member]
Statement Line Items [Line Items]
Increase (decrease) through exercise of warrants, equity	(230,400)		0
Increase (decrease) through exercise of options, equity	(233,014)		(53,400)
Issue of equity, RSUs redeemed	(139,244)	(224,591)
Increase (decrease) through share-based payment transactions, equity	1,237,739	872,879	910,700
Acquisition of exploration and evaluation assets	0	$ 0	$ 0
Capital reserve [member] | Restricted share units [member]
Statement Line Items [Line Items]
Issue of equity, RSUs redeemed	$ (139,244)